Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Summary Of Right Of Use Lease Assets And Lease Liabilities

Right-of-Use Assets	$203,348

Operating Lease Liabilities
Current	$139,765
Long Term	63,605
Total Operating Lease Liabilities	$203,370

Components Of Lease Expense

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Operating lease cost	$36,770	$47,129	$73,541	$127,407
Variable lease cost	6,110	6,659	11,803	22,672

Total Lease Cost	$42,880	$53,788	$85,344	$150,079

Scheduled Future Minimum Lease Payments

Year Ending December 31:
2020 (excluding the six months ended June 30, 2020)	$78,437
2021	65,364
Minimum lease payments	143,801
Less: Imputed interest	(7,604)
Present value of minimum lease payments	$136,197

Year Ending December 31:
2020	$155,280
2021	65,364
Minimum lease payments	220,644
Less: Imputed interest	(17,274)
Present value of minimum lease payments	203,370
Less: current maturities of lease obligations	(139,765)
Long-term lease obligations	$63,605